Reinsurance (Tables)	12 Months Ended
Dec. 31, 2019
Reinsurance
Schedule of reinsurance recoverable

	December 31,
	2018	2019
Reinsurance recoverable on paid losses	$0.5	$1.8
Ceded unpaid loss and LAE	11.3	18.5
Total reinsurance recoverable	$11.8	$20.3

Schedule of unsecured reinsurance recoverable balances from reinsurers balances from reinsurers at December 31, 2018 and 2019 with all but one having an A.M. Best rating of A (Excellent) or better ($ in millions):

		Year Ended
AM Best		December 31,
Rating	Reinsurer	2018	2019
A+	Hannover Rueck SE	$1.5	$2.3
A+	Munich Reinsurance America Inc	1.1	1.7
A	Lloyd’s Underwriter Syndicate no. 0033 HIS	1.1	1.7
A	Lloyd’s Underwriter Syndicate no. 2357 NCL	1.1	1.7
A	Hiscox Insurance Company (Bermuda) Ltd	1.0	1.3
NR	Lloyd’s Underwriter Syndicate no. 2001 AML	0.9	1.3
		6.7	10.0
	Other reinsurers	2.7	4.5
		$9.4	$14.5

Schedule of premium written, earned and losses and LAE incurred

The impact of reinsurance treaties on the Company’s consolidated financial statements is as follows ($ in millions):

	December 31,
	2018	2019
Premium written:
Direct	$46.8	$115.8
Ceded	(5.6)	(11.2)
Net premium written	$41.2	$104.6
Premium earned:
Direct	$25.3	$75.5
Ceded	(4.1)	(11.7)
Net premium earned	$21.2	$63.8
Losses and LAE incurred:
Direct	$28.6	$59.7
Ceded	(13.4)	(13.9)
Net losses and LAE incurred	$15.2	$45.8